Expense Example - Neuberger Disrupters ETF - Neuberger Disrupters ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	$ 768